PROPERTY, PLANT AND EQUIPMENT (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	¥ 440,554		¥ 413,383
Depreciation charge for the year	(52,106)		(54,862)	¥ (50,810)
Impairment	(6,697)		(2,072)	(196)
Balance at end of period	446,668	$ 68,455	440,554	413,383
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,061,642		977,874
Additions	76,245		79,233
Acquisitions	4,418		5,619
Disposals and write-offs	(3,250)		(9,583)
Exchange differences	(33,849)		8,499
Balance at end of period	1,105,206		1,061,642	977,874
Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(621,088)		(564,491)
Depreciation charge for the year	(52,106)		(54,862)
Impairment	(6,697)		(2,072)
Disposals and write-offs	2,390		4,590
Exchange differences	18,963		(4,253)
Balance at end of period	(658,538)		(621,088)	(564,491)
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	437,352
Balance at end of period	442,440		437,352
Oil and gas properties [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,055,940		972,605
Additions	74,862		78,523
Acquisitions	4,418		5,619
Disposals and write-offs	(3,018)		(9,270)
Exchange differences	(33,710)		8,463
Balance at end of period	1,098,492		1,055,940	972,605
Oil and gas properties [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(618,588)		(562,144)
Depreciation charge for the year	(51,816)		(54,451)
Impairment	(6,697)		(2,072)
Disposals and write-offs	2,163		4,312
Exchange differences	18,886		(4,233)
Balance at end of period	(656,052)		(618,588)	(562,144)
Vehicles and office equipment and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	3,202
Balance at end of period	4,228		3,202
Vehicles and office equipment and others [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	5,702		5,269
Additions	1,383		710
Acquisitions	0		0
Disposals and write-offs	(232)		(313)
Exchange differences	(139)		36
Balance at end of period	6,714		5,702	5,269
Vehicles and office equipment and others [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(2,500)		(2,347)
Depreciation charge for the year	(290)		(411)
Impairment	0		0
Disposals and write-offs	227		278
Exchange differences	77		(20)
Balance at end of period	¥ (2,486)		¥ (2,500)	¥ (2,347)